Financial Income (Expenses) (Detail) - BRL BRL in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial income
Exchange differences on translating foreign short-term investments (trading)		BRL 3,349,783	BRL 32,444	BRL 69,626
Interest on other assets		740,417	762,498	694,734
Income from short-term investments		235,042	354,526	278,598
Interest on related parties loans		29,057	1,066
Other income	[1]	1,010,235	194,233	332,259
Total		5,364,534	1,344,767	1,375,217
Financial expenses and other charges
Inflation and exchange losses on third-party borrowings		(10,908,438)	(1,464,510)	(2,013,066)
Interest on borrowings payable to third parties		(3,178,461)	(1,979,414)	(1,591,915)
Interest on debentures		(871,977)	(953,863)	(860,400)
Derivatives		5,797,102	427,384	1,158,520
Subtotal:		(9,161,774)	(3,970,403)	(3,306,861)
Loss on available for sale financial assets	[2]	(447,737)
Interest on other liabilities		(833,276)	(814,148)	(643,318)
Tax on transactions and bank fees		(712,799)	(385,824)	(193,048)
Inflation adjustment to provisions		(176,297)	(233,276)	(246,205)
Interest on taxes in installments - tax financing program		(93,784)	(132,194)	(81,262)
Other expenses	[3]	(476,875)	(357,844)	(206,479)
Subtotal:		(2,740,768)	(1,923,286)	(1,370,312)
Total		(11,902,542)	(5,893,689)	(4,677,173)
Financial income (expenses)		BRL (6,538,008)	BRL (4,548,922)	BRL (3,301,956)

[1]	Refers basically to the gain on debenture repayment transactions and includes USD187.5 million (R$733 million) related with our portion of dividends approved by Unitel.
[2]	Refers basically to the loss of R$408 million due to other-than-temporary impairment of the investment in Unitel classified as available-for-sale.
[3]	Represented mainly by financial fees and commissions.